SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	447,757
Common Stock, Shares, Issued	12,919,367	11,256,867
Subsequent Event [Member]
Subsequent Event, Description	As of the date of filing this report, management was still in the process of determining the fair value of the 500,000 stock options and the 60,000 warrants issued as described above, in accordance with FASB ASC Topic 718.
February 25, 2013 [Member] | Subsequent Event [Member]
Common Stock, Shares, Issued	1,081,782
February 28, 2013 [Member] | Subsequent Event [Member]
Common Stock, Shares, Issued	139,971
Chief Financial Officer [Member] | January 4, 2013 [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted but Not Yet Registered	405,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	4.11
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	25% at the end of the first year of employment and one-sixteenth (1/16) quarterly over the following three years.
Consultant [Member] | January 13, 2013 [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Warrants Exercise Price	4.24
Consultant [Member] | January 24, 2013 [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross	32,186
Stock Issued During Period, Value, Restricted Stock Award, Gross	143,550
Equity Issuance, Per Share Amount	4.46